STOCKHOLDERS' EQUITY (Common Stock Issued for Settlement) (Details) (USD $)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants	$ 42,500						$ 910,000	$ 107,500	$ 65,000	$ 379,129
Common stock issued upon exercise of options for cash, shares	85,000	5,000	30,000	100,000	45,000
Exercise price of stock options exercised during period	$ 0.5	$ 0.667	$ 1	$ 1.22
Loss on warrant repricing	11,919					11,919	70,491	17,753	17,753
Market value of warrants	$ 1.5
Common stock issued as settlement		300,000							300,000
Common stock issued as settlement, shares		441,177
Warrant to Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants		65,000
Common stock issued upon exercise of options for cash, shares		130,000
Exercise price of stock options exercised during period		$ 0.5
Loss on warrant repricing		$ 5,834
Market value of warrants		$ 1.5